Other Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Current Liabilities
Payroll and employee benefits	$ 134	$ 188
Pension and other postretirement benefits	83	96
Marketing and advertising	100	133
Other current liabilities	323	285
Excise, franchise and property tax	158	160
Restructuring	5	36
Tobacco quota Buyout	86	57
Other	179	192
Individual Engle Progeny cases accrual	64
Other current liabilities	$ 1,132	$ 1,147